SIGNIFICANT ACCOUNTING POLICIES (Schedule of Company's Revenue by Category) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue		$ 751,888	$ 591,710	$ 502,917
Saas [Member]
Disaggregation of Revenue [Line Items]
Revenue		298,331	166,361	69,303
Self-hosted subscription (Member)
Disaggregation of Revenue [Line Items]
Revenue	[1]	173,692	114,288	65,325
Perpetual license [Member]
Disaggregation of Revenue [Line Items]
Revenue		21,037	49,964	115,738
Maintenance and support [Member]
Disaggregation of Revenue [Line Items]
Revenue		207,561	217,695	214,036
Professional services [Member]
Disaggregation of Revenue [Line Items]
Revenue		$ 51,267	$ 43,402	$ 38,515

[1]	Self-hosted subscription also includes maintenance associated with self-hosted subscriptions.